UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

New Era Fund	September 30, 2016

T. Rowe Price New Era Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.7%		
AGRICULTURE 2.0%		
Agricultural Products 0.6%		
Ingredion	154,300	20,531
		20,531
Fertilizers & Agricultural Chemicals 1.4%		
CF Industries	931,550	22,683
Monsanto	262,600	26,838
		49,521
Total Agriculture		70,052
CHEMICALS 12.8%		
Commodity Chemicals 0.4%		
Orion Engineered Carbons	378,900	7,101
Valvoline (1)	300,900	7,068
		14,169
Diversified Chemicals 2.7%		
Akzo Nobel (EUR)	248,574	16,821
EI du Pont de Nemours	481,700	32,259
Incitec Pivot (AUD)	4,960,677	10,758
PPG Industries	332,600	34,378
		94,216
Specialty Chemicals 9.7%		
Air Liquide (EUR)	155,534	16,666
Air Products & Chemicals (1)(2)	493,163	68,594
Ashland Global Holdings	287,100	33,289
Croda International (GBP)	576,672	26,067
Ingevity (1)	115,856	5,341
PolyOne	282,922	9,566
Praxair	329,800	39,850

RPM	1,381,500	74,214
Sherwin-Williams	48,950	13,542
Umicore (EUR)	267,281	16,763
Victrex (GBP)	1,572,317	31,955
		335,847
Total Chemicals		444,232
ENERGY INDUSTRIALS 9.9%		
Construction & Engineering 0.5%		
Granite Construction	365,000	18,155
		18,155
Construction Materials 2.6%		
Martin Marietta Materials	108,510	19,435
Vulcan Materials	606,400	68,966
		88,401
Electrical Components & Equipment 0.6%		
Legrand (EUR)	354,265	20,888
		20,888
Industrial Machinery 4.6%		
Flowserve	1,165,900	56,243
Mueller Water Products	1,178,400	14,789
Pentair	605,900	38,923
Sandvik, A Shares (SEK)	1,750,914	19,242
Valmont Industries	85,700	11,533
Watts Water Technologies, Class A	311,971	20,228
		160,958
Metal & Glass Containers 1.6%		
Ball	492,400	40,352
Intertape Polymer (CAD)	170,146	2,936

Vidrala (EUR)	225,446	13,195
		56,483
Total Energy Industrials		344,885
ENERGY SERVICES & PROCESSORS 12.3%		
Electronic Equipment & Instruments 0.1%		
TPI Composites (1)	140,184	2,980
		2,980
Oil & Gas Equipment & Services 9.3%		
Aker Solutions (NOK) (1)	4,444,430	20,849
Baker Hughes	1,361,900	68,735
Dril-Quip (1)	222,000	12,374
Flotek Industries (1)	703,999	10,236
FMC Technologies (1)	1,066,300	31,637
Frank's International	622,900	8,098
Halliburton	811,300	36,411
John Wood (GBP)	1,521,983	14,989
Oceaneering International	582,600	16,028
SBM Offshore (EUR)	2,069,315	29,400
Schlumberger	507,350	39,898
Tenaris (EUR)	1,820,722	25,869
Tesco	861,800	7,032
		321,556
Oil & Gas Refining & Marketing 2.9%		
HollyFrontier	704,000	17,248
Marathon Petroleum	1,153,469	46,819
Murphy USA (1)	352,900	25,183
Western Refining	500,100	13,233
		102,483
Total Energy Services & Processors		427,019

EXPLORATION & PRODUCTION 24.8%

Non-U.S. Oil & Gas Exploration & Production 9.9%

Advantage Oil & Gas (CAD) (1)	2,622,300	18,389
ARC Resources (CAD)	1,479,391	26,759
Canadian Natural Resources	839,000	26,881
Crew Energy (CAD) (1)	1,823,600	9,535
Encana	2,915,200	30,522
Kelt Exploration (CAD) (1)	3,893,300	17,182
Kosmos Energy (1)	3,585,052	22,980
Lundin Petroleum (SEK) (1)	766,051	14,001
NuVista Energy (CAD) (1)	1,930,200	9,946
Painted Pony Petroleum (CAD) (1)	1,755,400	10,798
Peyto Exploration & Development (CAD)	1,400,100	39,294
Seven Generations Energy (CAD) (1)	1,547,453	37,249
Tourmaline Oil (CAD) (1)	1,930,049	52,284
Woodside Petroleum (AUD)	1,246,950	27,414
		343,234

U.S. Mixed Exploration & Production 4.0%

EQT	871,440	63,284
QEP Resources	689,600	13,468
Rice Energy (1)	813,600	21,243
Silver Run Acquisition, Equity Units (1)	1,071,605	19,299
Southwestern Energy (1)	1,528,300	21,152
		138,446

U.S. Oil Exploration & Production 10.9%

Apache	288,100	18,401
Cimarex Energy	643,110	86,415
Concho Resources (1)	556,000	76,367
Continental Resources (1)	318,900	16,570
Diamondback Energy (1)	268,300	25,902
EOG Resources	348,172	33,672
Matador Resources (1)	1,043,353	25,395

Oasis Petroleum (1)	819,300	9,397
Parsley Energy (1)	289,800	9,711
Pioneer Natural Resources	401,950	74,622
		376,452
Total Exploration & Production		858,132
INTEGRATEDS 15.5%		
Integrated Oil & Gas 15.5%		
Cenovus Energy (CAD)	1,004,700	14,420
Chevron	243,100	25,020
ExxonMobil	1,242,659	108,459
Hess	427,600	22,928
Occidental Petroleum	1,205,250	87,887
Royal Dutch Shell, B Shares (GBP)	3,494,867	90,678
Statoil (NOK)	1,098,096	18,422
Suncor Energy	788,700	21,910
Total, Rights, 10/21/16 (EUR) (1)	3,097,706	—
Total (EUR)	3,127,081	148,215
Total Integrateds		537,939
METALS & MINING 7.7%		
Diversified Metals & Mining 4.1%		
Acerinox (EUR)	1,079,412	14,278
Antofagasta (GBP)	2,451,609	16,611
Lundin Mining (CAD) (1)	4,505,643	17,824
South32 (AUD)	8,431,066	15,622
Southern Copper	1,561,000	41,054
Steel Dynamics	796,600	19,907
Worthington Industries	298,000	14,313
		139,609
Precious Metals & Minerals 3.6%		
Centamin (GBP)	7,351,270	14,103

Franco-Nevada (CAD)	288,950	20,188
Fresnillo (GBP)	1,054,188	24,804
OceanaGold (CAD)	4,083,600	12,264
Petra Diamonds (GBP)	9,188,571	15,459
Randgold Resources (GBP)	328,784	33,058
Tahoe Resources (CAD)	446,700	5,727
		125,603
Total Metals & Mining		265,212
OTHER 4.2%		
Paper & Forest Products 4.2%		
Bemis	644,100	32,856
Graphic Packaging Holding	1,574,900	22,033
International Paper	418,278	20,069
Orora (AUD)	7,416,344	17,916
Westrock	669,818	32,473
Weyerhaeuser, REIT	615,103	19,646
Total Other		144,993
UTILITIES 9.0%		
Electric Utilities 2.2%		
Edison International	456,000	32,946
Exelon	1,055,700	35,144
Red Electrica (EUR)	451,240	9,727
		77,817
Gas Utilities 1.6%		
Atmos Energy	743,634	55,378
		55,378
Independent Power Producers & Energy Traders 0.7%		
NRG Energy	2,309,178	25,886
		25,886

BANK LOANS 0.0% (6)		
Western Water, VR, 10.00%, 9/1/17 (3)	2,200,476	—
Total Bank Loans (Cost $1,991)		—
SHORT-TERM INVESTMENTS 0.7%		
Money Market Funds 0.7%		
T. Rowe Price Government Reserve Fund, 0.32% (7)(8)	24,931,059	24,931
Total Short-Term Investments (Cost $24,931)		24,931
Total Investments in Securities		
100.1% of Net Assets (Cost $2,835,227)		$ 3,469,617

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) When-issued security
(3) Level 3 in fair value hierarchy. See Note 2.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $0 and represents 0.0% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(7) Seven-day yield
(8) Affiliated Company
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
VR Variable Rate; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on January 20, 1969. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2016, totaled $0 for the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $2,835,227,000. Net unrealized gain aggregated $634,405,000 at period-end, of which $723,204,000 related to appreciated investments and $88,799,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016